AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 15, 2014

File No. 333-180871
File No. 811-22700

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

PRE-EFFECTIVE AMENDMENT NO. __ ( )

POST-EFFECTIVE AMENDMENT NO. 10 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	(X)

AMENDMENT NO. 12 (X)

EXCHANGE TRADED CONCEPTS TRUST II
(Exact Name of Registrant as Specified in Charter)

2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of Principal Executive Offices, Zip Code)

(405) 778-8377
(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens
Exchange Traded Concepts Trust II
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and Address of Agent for Service)

Copy to:
Christopher Menconi
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of rule 485
[X]	on September 1, 2014 pursuant to paragraph (b)(1)(iii) of rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A for Exchange Traded Concepts Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until September 1, 2014, the effectiveness of Post-Effective Amendment No. 2 (“PEA No. 2”), which was filed with the Commission via EDGAR Accession No. 0001398344-14-000396 on January 27, 2014, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 2 by means of this filing, Parts A, B and C of PEA No. 2 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the CSOP Source FTSE China A50 ETF is incorporated herein by reference to Part A of PEA No. 2.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the CSOP Source FTSE China A50 ETF is incorporated herein by reference to Part B of PEA No 2.

PART C – OTHER INFORMATION

The Part C for the CSOP Source FTSE China A50 ETF is incorporated herein by reference to Part C of PEA No. 2.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 10 to Registration Statement No. 333-180871 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Edmond, State of Oklahoma on this 15th day of August, 2014.

Exchange Traded Concepts Trust II

/s/ J. Garrett Stevens
J. Garrett Stevens
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 10 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ J. Garrett Stevens	President	August 15, 2014
J. Garrett Stevens

/s/ Christopher Roleke	Treasurer	August 15, 2014
Christopher Roleke

*	Trustee and Secretary	August 15, 2014
Richard Hogan

*	Trustee	August 15, 2014
Kurt A. Wolfgruber

*	Trustee	August 15, 2014
David M. Mahle

*	Trustee	August 15, 2014
Timothy J. Jacoby

*/s/ J. Garrett Stevens
J. Garrett Stevens

* Attorney-in-Fact, pursuant to power of attorney.